Organization and Business Description (Details) - USD ($)						12 Months Ended
		May 31, 2024	Apr. 19, 2024	Apr. 17, 2024	Jul. 13, 2011	Jun. 30, 2025	Jun. 30, 2024
Organization and Business Description [Line Items]
Date of incorporation						Aug. 25, 2021
Par value	[1]
Gross proceeds						$ 9,052,272
IPO [Member]
Organization and Business Description [Line Items]
Ordinary shares of IPO			2,000,000	300,000
Ordinary shares, price per share				$ 4
Over-Allotment Option [Member]
Organization and Business Description [Line Items]
Ordinary shares of IPO		263,068
Ordinary shares, price per share		$ 4
Gross proceeds						$ 7,861,876
OPS Interior Design Consultant Limited [Member]
Organization and Business Description [Line Items]
Equity interest rate					100.00%
Common Stock [Member] | IPO [Member]
Organization and Business Description [Line Items]
Ordinary shares of IPO				2,000,000
Par value

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split.